SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company operates in a single reportable operating segment, being the acquisition, exploration, development and selective disposition of its North American mineral properties. Geographic information about the Company’s non-current assets, excluding financial instruments, as at December 31, 2021 and December 31, 2020 is as follows:

Non-current assets	December 31, 2021	December 31, 2020
Canada	$209,739	$244,018
USA	226	444
Total	$209,965	$244,462